S000053878 [Member] Investment Strategy - S000053878 [Member]	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income-producing (dividend-paying) equity securities. Under normal circumstances, an “Income” producing fund invests in securities that pay a monthly, quarterly or annual distribution in the form of dividends.
The Fund principally invests in common stocks and depository receipts. While the Fund may invest in securities of any size, the Fund typically emphasizes investments in foreign (developed markets) large- and mid-cap companies (companies with market capitalization greater than $2 billion) that Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) believes offer total return opportunity. The Fund typically invests in foreign companies in at least three countries, other than the U.S.
The Fund applies a rules-based framework to invest, at the time of purchase, in dividend-paying companies that display an attractive profile of dividend-related metrics, such as dividend yield, dividend growth, and cash-based dividend coverage ratio. Securities are evaluated on a sector and region-relative basis, seeking within the Fund’s portfolio representation of attractive dividend-paying companies across sectors and regions. The resulting portfolio generally consists of 100 securities, which have been evaluated and selected within this rules-based framework, with the Fund investing in these securities on an issuer market capitalization weighting basis. The Fund typically applies (or re-runs) these rules for constructing (and making changes to) the Fund’s portfolio on a quarterly basis.
In addition to the quarterly updates, Fund holdings are evaluated for sale out of the Fund’s portfolio in the event of issuer bankruptcy, the security’s forward dividend yield falling below 1%, or other events or conditions. Whether a removed security will be replaced and what the replacement will be is in the discretion of Columbia Management.
From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe and Japan.
The Fund may at times emphasize one or more sectors in selecting its investments, including the financials and industrials sectors.